Earnings and Loss per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings and Loss per Share
23.
Earnings and Loss per Share

The Group reported basic and diluted loss and earnings per share during the year ended December 31, 2024, 2023 and 2022. Basic earnings and loss per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period.

Diluted earnings and loss per share for the year ended December 31, 2024 are calculated by adjusting the weighted average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price for the year ended December 31, 2024 are excluded from the calculation of diluted weighted average number of ordinary shares.

The Group generated a profit during the year ended December 31, 2024. Therefore all instruments under the 2020, 2022 and 2024 Equity Plan that have an exercise price below the weighted average share price for the year ended December 31, 2024 are dilutive instruments and are included in the calculation of diluted weighted average number of ordinary shares outstanding. The 7,187,500 Immatics Warrants issued in 2020 and outstanding as of December 31, 2024 have an exercise price exceeding the Group’s weighted average share price for the year ended December 31, 2024 and are therefore not included in the calculation.

For the year ended December 31, 2023 the Group was loss-making. The Group’s weighted average share price was below the exercise price for the given period. Therefore, Immatics Warrants have no dilutive effect.

Diluted earnings and loss per share for the year ended December 31, 2022 are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board of Directors and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price for the year ended December 31, 2022 are excluded in the calculation of diluted weighted average number of ordinary shares.

	Year ended December 31,
	2024	2023 (as restated)*	2022 (as restated)*
	(Euros in thousands, except share and per share data)
Numerator:
Net Profit/(loss)	15,218	(94,649)	27,703
Adjustments of profit or loss	—	—	—
Net Profit/(loss) available to common shareholders	15,218	(94,649)	27,703

Denominator:
Weighted average shares outstanding - basic	105,744,929	80,546,682	67,220,824
Effect of potentially dilutive warrants / shares option	1,050,171	—	1,604,082
Weighted average shares outstanding - diluted	106,795,100	80,546,682	68,824,906

Earning/(Loss) per share - basic	0.14	(1.18)	0.41
Earning/(Loss) per share - diluted	0.14	(1.18)	0.40

* See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities